Operating Context	12 Months Ended
Dec. 31, 2024
Operating Context
Operating Context

1.                 OPERATING CONTEXT

The Company

Companhia Energética de Minas Gerais (‘CEMIG’, ‘Company’, ‘Parent Company’, or ‘Cemig Holding’) is a listed corporation registered in the Brazilian Registry of Corporate Taxpayers (‘CNPJ’) under No. 17.155.730/0001-64, with shares traded on the São Paulo Stock Exchange (‘B3’) at Corporate Governance Level 1; on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’).

The Company is an entity domiciled in Brazil, with head office at Avenida Barbacena, number 1200, Santo Agostinho neighborhood, in Belo Horizonte, Minas Gerais. The Company operates in the trading of energy power and as holding company, with interests in subsidiaries or jointly controlled entities, whose objects are: construction and operation of systems for generation, transformation, transmission, distribution and sale of energy. Cemig also operates in areas such as gas distribution, distributed generation services and energy efficiency solutions.

The operations of the Cemig and its subsidiaries are divided into 6 segments: Generation, Transmission, Trading, Distribution, Gas and Investees.

The Company's Financial Statements comprise the Cemig and its subsidiaries.

On December 31, 2024 the Company had negative consolidated working capital (as defined as consolidated current assets less consolidated current liabilities) of R$1,914 (which compares with R$1,224 negative on December 31, 2023). The Company has raised funds in 2024 for execution of its investment program – which includes, among others, the Distribution Development Plan (Plano de Desenvolvimento da Distribuição, or ‘PDD’), the Minas Three-Phase Program (Programa Minas Trifásico), and the More Energy Program (Programa Mais Energia). Investments in operational assets are capitalized in Non-current assets, affecting the Net working capital (which takes into account only the short term).

In 2024, Cemig D raised funds through the 10th and 11th issue of debentures, in the total amount of R$4,500. Cemig GT sold its direct 45% interest in Aliança Energia's share capital to Vale, which resulted in a cash inflow of R$2,737. During 2024, the Company disbursed R$3,931 with the payment of loans and debentures, including the settlement of Eurobonds by Cemig GT.

As a result of these operations, Cemig's consolidated average debt maturity increased from 2.8 years on December 31, 2023 to 4.8 years on December 31, 2024.

Management monitors the Company’s cash flow and evaluates measures to adjust its equity situation as necessary. The Company has achieved a positive operational cash flow and profitability, as shown in our consolidated statements of income and cash flows.

The Company estimates that the cash balances, and cash flow from operations and financing activities, are sufficient to meet the needs for working capital, investments, debt servicing, and other cash needs in the next 12 months. The Company also has existing credit lines at the financial institutions with which it operates.

Based on the facts and circumstances existing at this date, the Company's management has assessed its capacity to continue as a going concern and believes that its operations will generate sufficient future cash flows to enable continuity of its businesses. In addition, Management is not aware of any material uncertainties that could generate significant doubts about its ability to continue as a going concern. Therefore, these Financial Statements have been prepared on a going concern basis.

Shareholding interests

CEMIG, on December 31, 2024, holds equity interests in the following subsidiaries and jointly controlled entities, all of which principal activities are construction and operation of systems of generation and transmission, distribution and sale of energy and gas:

Investments	2024 % share	2023 % share	Description
Subsidiaries
Cemig Geração e Transmissão S.A. (“Cemig GT” ou “Cemig Geração e Transmissão”)	100.00	100.00

Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.

UFV Boa Esperança S.A. (“UFV Boa Esperança “) (1)	100.00	-

Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.

Cemig Geração Itutinga S.A (“Cemig Geração Itutinga”)	100.00	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.

Cemig Geração Camargos S.A (“Cemig Geração Camargos”)	100.00	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.

Cemig Geração Sul S.A (“Cemig Geração Sul”)	100.00	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.

Cemig Geração Leste S.A (“Cemig Geração Leste”)	100.00	100.00

A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.

Cemig Geração Oeste S.A (“Cemig Geração Oeste”)	100.00	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.

Rosal Energia S.A. (“Rosal”)	100.00	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (“Sá Carvalho”)	100.00	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.

Horizontes Energia S.A. (“Horizontes”)	100.00	100.00	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
Cemig PCH S.A. (“Cemig PCH”)	100.00	100.00

Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.

Cemig Trading S.A. (“Cemig Trading”)	100.00	100.00	Marketing and intermediation of energy-related business.
Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	100.00	100.00	Marketing and intermediation of energy-related business.
Cemig Geração Poço Fundo S.A. (“Poço Fundo”)	100.00	100.00

Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.

Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)	100.00	100.00

Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.

Central Eólica Volta do Rio S.A. (“Volta do Rio”)	100.00	100.00

Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.

Cemig Distribuição S.A. (“Cemig D” ou “Cemig Distribuição”)	100.00	100.00	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gás de Minas Gerais (“Gasmig”)	99.57	99.57	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
Cemig Sim	100.00	100.00

A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.

Companhia de Transmissão Centroeste de Minas (“Centroeste”)	100.00	100.00	Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.

Investments	2024 % share	2023 % share	Description
Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	100.00	100.00

Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.

Photovoltaic power plants	100.00	100.00	Photovoltaic solar power generation for the distributed generation market.
Jointly Controlled Entities
Guanhães Energia S.A. (“Guanhães Energia”)	49.00	49.00

Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.

Paracambi Energética S.A. (“Paracambi”)	49.00	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.

Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	49.00	49.00	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidrelétrica Pipoca S.A. (“Pipoca”)	49.00	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.

Amazônia Energia Participações S.A (“Amazônia Energia”)	74.50	74.50

Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.

Aliança Norte Energia Participações S.A. (“Aliança Norte”)	49.00	49.00

Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.

Aliança Geração de Energia S.A. (“Aliança”) (2)	-	45.00

Private limited company created by the Company and Vale S.A. to become a platform for consolidating generation assets held by the parties in generation consortia and investments in future electricity generation projects. Vale S.A. and the Company hold

55.00% and 45.00% of the total capital, respectively.

Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	21.68	21.68	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. (“UFV Janaúba”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Corinto Geração de Energia Elétrica Distribuída S.A. (“UFV Corinto”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.

Investments	2024 % share	2023 % share	Description
UFV Manga Geração de Energia Elétrica Distribuída S.A. (“UFV Manga”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. (“UFV Bonfinópolis II”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. (“UFV Lagoa Grande”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lontra Geração de Energia Elétrica Distribuída S.A. (“UFV Lontra”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. (“UFV Mato Verde”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. (“UFV Mirabela”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. (“UFV Porteirinha I”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. (“UFV Porteirinha II”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (“UFV Brasilândia”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
Apolo I SPE Empreendimentos e Energia S.A. (“UFV Apolo I”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia S.A. (“UFV Apolo II”)	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia S.A. (“UFV Campo Lindo I”) (3)	100	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia S.A. (“UFV Campo Lindo II”) (3)	100	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia S.A. (“UFV Olaria I")	49.00	49.00	Photovoltaic solar power generation for the distributed generation market.

(1)       On October 29, 2024 an EGM (Extraordinary General Meeting) approved change of the name of Cemig Baguari S.A. to UFV Boa Esperança S.A.

(2)       On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.

(3)        On July 20, 2023, control of these investments was acquired, and they have since been consolidated by the Company